Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER ASSET ALLOCATION TRUST
Prospectus Date	rr_ProspectusDate	Dec. 01, 2016
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2016